CASH AND CASH EQUIVALENT	12 Months Ended
Mar. 31, 2026
Notes and other explanatory information [abstract]
CASH AND CASH EQUIVALENT

17.	CASH AND CASH EQUIVALENT

Bank balances carried interest rates at prevailing market rates based on daily bank deposit rate for the years ended March 31, 2026 and 2025.

As at March 31, 2026 and 2025, bank balances are placed in tier one banks in Hong Kong.